FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, November 2, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     1433 44017.000SH       SOLE                41336.000          2681.000
Affiliated Managers Group      COM              008252108     6710 67025.000SH       SOLE                60905.000          6120.000
Air Products & Chemicals       COM              009158106     8276 124700.000SH      SOLE               112560.000         12140.000
Alcoa                          COM              013817101     5749 205012.046SH      SOLE               182572.046         22440.000
AllianceBernstein Holding LP   COM              01881g106      304 4410.000 SH       SOLE                 2810.000          1600.000
Allstate Corp.                 COM              020002101    10047 160155.000SH      SOLE               144685.000         15470.000
Amgen Inc.                     COM              031162100     1381 19300.000SH       SOLE                19300.000
Anadarko Petroleum Corp        COM              032511107     5868 133884.000SH      SOLE               123354.000         10530.000
Assured Guaranty Ltd.          COM              G0585R106      583 22500.000SH       SOLE                22500.000
Atmel Corp.                    COM              049513104     4442 735510.000SH      SOLE               656050.000         79460.000
Avnet Inc.                     COM              053807103     5192 264645.000SH      SOLE               237760.000         26885.000
BJ Services Company            COM              055482103      606 20100.000SH       SOLE                20100.000
BP PLC-Spons ADR               COM              055622104      455 6930.576 SH       SOLE                 5984.576           946.000
Bank of America Corp           COM              060505104      405 7560.000 SH       SOLE                 7560.000
Bard, C.R.                     COM              067383109      276 3678.000 SH       SOLE                 3678.000
Barrick Gold Corp.             COM              067901108     4237 137915.000SH      SOLE               136465.000          1450.000
Berkshire Hathaway Cl B        COM              084670207      279   88.000 SH       SOLE                   20.000            68.000
CBS Corp-New CL B              COM              124857202     5580 198069.000SH      SOLE               177479.000         20590.000
CIT Group                      COM              125581108     8892 182860.000SH      SOLE               166585.000         16275.000
Cadence Design Systems, Inc.   COM              127387108      685 40400.000SH       SOLE                40400.000
Caterpillar Inc.               COM              149123101     5212 79210.158SH       SOLE                72235.158          6975.000
Chevron Corporation            COM              166764100      856 13205.082SH       SOLE                13205.082
Citigroup, Inc.                COM              172967101     9317 187572.000SH      SOLE               169702.000         17870.000
Clarcor, Inc.                  COM              179895107     2287 75000.000SH       SOLE                75000.000
Clorox Company                 COM              189054109     4792 76070.000SH       SOLE                63980.000         12090.000
Coca-Cola Company              COM              191216100     5425 121421.000SH      SOLE                97351.000         24070.000
Coca-Cola Enterprises          COM              191219104     2269 108925.000SH      SOLE               107675.000          1250.000
Colgate Palmolive              COM              194162103      577 9285.000 SH       SOLE                 7285.000          2000.000
Comerica Inc                   COM              200340107      783 13758.000SH       SOLE                 7700.000          6058.000
Conagra Foods Inc.             COM              205887102      636 26000.000SH       SOLE                26000.000
Diebold, Inc.                  COM              253651103      548 12600.000SH       SOLE                12600.000
Eaton Corp.                    COM              278058102      702 10200.000SH       SOLE                10200.000
El Paso Corp                   COM              28336L109      958 70215.000SH       SOLE                70215.000
Exxon Mobil Corporation        COM              30231G102     2035 30323.000SH       SOLE                18191.000         12132.000
FedEx Corporation              COM              31428x106     9586 88200.000SH       SOLE                79595.000          8605.000
Fifth Third Bancorp            COM              316773100      238 6261.072 SH       SOLE                 5761.072           500.000
Flextronics International Ltd. COM              Y2573F102      579 45800.000SH       SOLE                45800.000
General Electric               COM              369604103     9412 266631.973SH      SOLE               225461.973         41170.000
General Mills                  COM              370334104     7739 136735.000SH      SOLE               121550.000         15185.000
Global SanteFe Corp            COM              G3930E101     1625 32500.000SH       SOLE                30000.000          2500.000
Grainger W.W.                  COM              384802104      268 4000.000 SH       SOLE                                   4000.000
Halliburton Company            COM              406216101      809 28450.000SH       SOLE                28450.000
Hewlett Packard Company        COM              428236103     9003 245370.378SH      SOLE               218591.378         26779.000
Home Depot                     COM              437076102     8717 240330.380SH      SOLE               218580.380         21750.000
IBM                            COM              459200101     3090 37714.743SH       SOLE                31369.743          6345.000
ING Groep N.V.                 COM              456837103      713 16222.000SH       SOLE                16222.000
Infineon Technologies AG       COM              45662n103      942 79600.000SH       SOLE                79600.000
Intel Corp                     COM              458140100     1223 59460.000SH       SOLE                55860.000          3600.000
Interpublic Group Companies, I COM              460690100      229 23100.000SH       SOLE                23100.000
JPMorgan Chase & Co.           COM              46625H100     9280 197611.000SH      SOLE               176016.000         21595.000
Johnson & Johnson              COM              478160104     5240 80686.598SH       SOLE                72456.598          8230.000
MBIA Inc                       COM              55262C100     1376 22400.000SH       SOLE                22400.000
Marsh & McLennan               COM              571748102     6146 218335.000SH      SOLE               200485.000         17850.000
McDonalds Corp                 COM              580135101      677 17315.000SH       SOLE                11015.000          6300.000
Medtronic Inc                  COM              585055106      427 9195.000 SH       SOLE                 8595.000           600.000
Merck & Company                COM              589331107      370 8825.000 SH       SOLE                 2025.000          6800.000
Micron Technology, Inc.        COM              595112103     5385 309475.000SH      SOLE               278650.000         30825.000
Microsoft Corp.                COM              594918104      763 27895.000SH       SOLE                26755.000          1140.000
Morgan Stanley                 COM              617446448     2596 35600.000SH       SOLE                35150.000           450.000
Motorola                       COM              620076109     4668 186705.000SH      SOLE               158155.000         28550.000
Nabors Industries Ltd          COM              G6359f103     4601 154665.000SH      SOLE               143175.000         11490.000
Newmont Mining Corp.           COM              651639106     3265 76380.000SH       SOLE                62895.000         13485.000
Noble Corp                     COM              G65422100     1225 19090.000SH       SOLE                17340.000          1750.000
Oracle Corp.                   COM              68389X105     7405 417443.000SH      SOLE               375368.000         42075.000
Parker Hannifin Corp.          COM              701094104     5378 69185.000SH       SOLE                62035.000          7150.000
PepsiCo                        COM              713448108      251 3851.886 SH       SOLE                 3451.886           400.000
Pfizer                         COM              717081103      595 20975.000SH       SOLE                 2975.000         18000.000
Quest Diagnostics              COM              74834L100     4844 79205.000SH       SOLE                65815.000         13390.000
Royal Dutch Shell PLC - Class  COM              780259206      559 8460.000 SH       SOLE                   60.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     7365 107703.993SH      SOLE                97289.993         10414.000
Sanofi-Aventis ADR             COM              80105n105      983 22100.000SH       SOLE                22100.000
Schering Plough                COM              806605101      330 14956.000SH       SOLE                10656.000          4300.000
Seagate Technology             COM              G7945J104     5040 218270.000SH      SOLE               195415.000         22855.000
St. Paul Travelers Companies,  COM              792860108      908 19362.000SH       SOLE                19362.000
Stryker Corp                   COM              863667101     5481 110526.000SH      SOLE                95131.000         15395.000
Sysco Corporation              COM              871829107      753 22521.904SH       SOLE                22521.904
Target Corp                    COM              87612E106      680 12300.000SH       SOLE                12300.000
The Charles Schwab Corp        COM              808513105      204 11414.734SH       SOLE                11414.734
The DIRECTV Group, Inc.        COM              25459l106      789 40100.000SH       SOLE                40100.000
Time Warner Inc.               COM              887317105     5522 302915.000SH      SOLE               276140.000         26775.000
Transocean, Inc.               COM              G90078109     4511 61594.000SH       SOLE                54246.000          7348.000
Tyson Foods, Inc.              COM              902494103      394 24800.000SH       SOLE                24800.000
U.S. Bancorp                   COM              902973304     4579 137832.000SH      SOLE               135742.000          2090.000
Verizon Communications         COM              92343V104     8675 233642.000SH      SOLE               208163.000         25479.000
WPP Group PLC                  COM              929309409      315 5100.000 SH       SOLE                 5100.000
WalMart Stores                 COM              931142103     6005 121761.000SH      SOLE               111496.000         10265.000
Walgreen Co.                   COM              931422109      266 6000.000 SH       SOLE                 6000.000
Washington Mutual, Inc.        COM              939322103      378 8700.000 SH       SOLE                 8700.000
Wells Fargo & Co.              COM              949746101     6449 178235.000SH      SOLE               161625.000         16610.000
Williams Cos. Inc.             COM              969457100     6889 288620.000SH      SOLE               264325.000         24295.000
Wyeth                          COM              983024100     2745 53992.000SH       SOLE                48992.000          5000.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $296,283